Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous equity [abstract]
Number of shares (in shares)	15,870,258	15,967,040
Amounts (In millions of Korean won)	₩ 825,838	₩ 830,874